Note 8 - Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Short-term Debt [Table Text Block]
(Dollars in thousands)	December 31,
	2014	2013
Balance at end of the year	$3,802	$4,818
Average balance during year	2,343	2,893
Average interest rate during year	0.23%	0.26%
Maximum month-end balance during the year	$9,808	$8,833